Cover	Apr. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2023
Entity File Number	001-37945
Entity Registrant Name	FLEXSHOPPER, INC.
Entity Central Index Key	0001397047
Entity Tax Identification Number	20-5456087
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	901 Yamato Road
Entity Address, Address Line Two	Suite 260
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	855
Local Phone Number	353-9289
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	FPAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false